CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
StatementsLineItems [Line Items]
Net profit (loss) of the year - Continuing operations	€ 3,377	€ (1,044)	€ (7,399)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities
Depreciation and amortization	7,483	7,559	8,940
Net Impairments (reversals)	(225)	(475)	6,534
Write-off of tangible and intangible assets	263	350	688
Share of (profit) loss of equity-accounted investments	267	326	471
Gain on disposal of assets, net	(3,446)	(48)	(577)
Dividend income	(205)	(143)	(402)
Interest income	(283)	(209)	(164)
Interest expense	671	645	659
Income taxes	3,467	1,936	3,122
Other changes	894	(9)	586
Changes in working capital:
- inventories	(346)	(273)	1,638
- trade receivables	657	1,286	4,944
- trade payables	284	1,495	(2,342)
- provisions for contingencies	96	(1,043)	43
- other assets and liabilities	749	647	498
Cash flow from changes in working capital	1,440	2,112	4,781
Net change in the provisions for employee benefits	38	22	(3)
Dividends received	291	212	545
Interest received	104	160	81
Interest paid	(582)	(780)	(692)
Income taxes paid, net of tax receivables received	(3,437)	(2,941)	(4,295)
Net cash provided by operating activities - Continuing operations	10,117	7,673	12,875
Net cash provided by operating activities - Discontinued operations			(1,226)
Net cash provided by operating activities	10,117	7,673	11,649
Investing activities:
- tangible assets	(8,490)	(9,067)	(11,177)
- intangible assets	(191)	(113)	(125)
- investments	(510)	(1,164)	(228)
- securities	(316)	(1,336)	(201)
- financing receivables	(657)	(1,208)	(1,103)
- change in payables in relation to investing activities and capitalized depreciation	152	(8)	(1,058)
Cash flow from investing activities	(10,012)	(12,896)	(13,892)
Disposals:
- tangible assets	2,745	19	427
- intangible assets	2		32
- consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	2,662	(362)	73
- tax on disposals	(436)
- investments	482	508	1,726
- securities	224	20	18
- financing receivables	999	8,063	533
- change in receivables in relation to disposals	(434)	205	160
Cash flow from disposals	6,244	8,453	2,969
Net cash used in investing activities	(3,768)	(4,443)	(10,923)
Increase in long-term financial debt	1,842	4,202	3,376
Repayments of long-term financial debt	(2,973)	(2,323)	(4,466)
Increase (decrease) in short-term financial debt	(581)	(2,645)	3,216
Cash flows from used in increase decrease in borrowings	(1,712)	(766)	2,126
Net capital contributions by non-controlling interest			1
Dividends paid to Eni's shareholders	(2,880)	(2,881)	(3,457)
Dividends paid to non-controlling interest	(3)	(4)	(21)
Net cash used in financing activities	(4,595)	(3,651)	(1,351)
Effect of change in consolidation (inclusion/exclusion of significant/insignificant subsidiaries)	7	(5)	(13)
Effect of cash and cash equivalents pertaining to discontinued operations		889	(889)
Effect of exchange rate changes and other changes on cash and cash equivalents	(72)	2	122
Net cash flow of the year	1,689	465	(1,405)
Cash and cash equivalents - beginning of the year (excluding discontinued operations)	5,674	5,209	6,614
Cash and cash equivalents - end of the year (excluding discontinued operations)	7,363	5,674	5,209
Related parties [member]
Changes in working capital:
- trade receivables	391	182	105
Interest received	187	133	82
Net cash provided by operating activities - Continuing operations	(2,843)	(3,749)	(4,092)
Net cash provided by operating activities - Discontinued operations			126
Net cash provided by operating activities	(2,843)	(3,749)	(3,966)
Disposals:
Net cash used in investing activities	(3,115)	3,752	(1,583)
Net cash used in financing activities	€ (16)	€ (192)	€ 13